SHARE-BASED PAYMENTS (Tables)	12 Months Ended
Dec. 31, 2024
Share-Based Payment Arrangements [Abstract]
SCHEDULE OF RSU'S OURSTANDING
Details of the RSUs outstanding during the year are as follows:

		Number of RSUs	Weighted Average Grant Date Fair Value per RSU

	Non-vested at December 31, 2023	—	$—
	Granted	431,500	$9.80
(a)	Vested	(112,500)	$10.10
	Forfeited	—	$—
	Non-vested at December 31, 2024	319,000	$9.70
(a)Director Transaction and Retention RSUs – 112,500 RSUs granted to former LLP and current LPA board directors were legally vested upon grant; however, the delivery of the underlying ordinary shares is subject to delayed delivery schedules, and therefore, these RSUs remain unsettled as of December 31, 2024. As the grantees do not have any shareholder rights until the ordinary shares are physically delivered, the shares are excluded from the basic earnings per share denominator.